Parent Company Financial Information (Schedule of Condensed Statement of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating activities:
Net income/(loss)	$ (27,759)		$ 131,196		$ 50,201
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	117,972		89,321		82,500
Stock-based compensation expense	16,201		14,173		11,987
Net (increase)/decrease in interest receivable and other assets	(188,423)		19,964		(1,258)
Net (decrease)/increase in interest payable and other liabilities	(223,446)		(291,444)		(166,797)
Total adjustments	387,847		(98,657)		706,471
Net cash provided/(used) by operating activities	371,552		43,973		768,074
Securities:
Sales and prepayments	47,536		495,095		528,767
Purchases	1,157,906		1,276,125		1,954,858
Premises and equipment:
Purchases	21,862		35,408		42,631
Decrease/(increase) in interest-bearing cash	99,483		64,883		21,561
Net cash provided/(used) by investing activities	(415,165)		166,989		622,227
Preferred Stock:
Cash dividends	0		0		47,780
Common stock:
Exercise of stock options	144		0		93
Proceeds from issuance of common stock	0		0		263,103
Cash dividends	10,066		7,944		0
Repurchase of shares	133,757	[1]	45,111	[1]	1,345
Term borrowings:
Proceeds from issuance of term borrowings	2,699		15,301		496,345
Repayment of term borrowings	234,209		695,936		288,260
Increase/(decrease) in short-term borrowings	288,060		(236,041)		(1,340,468)
Net cash provided/(used) by financing activities	321,620		(151,481)		(1,540,122)
Net increase/(decrease) in cash and cash equivalents	278,007		59,481		(149,821)
Total interest paid	111,033		138,925		155,943
Parent Company [Member]
Operating activities:
Net income/(loss)	(27,759)		131,196		50,201
Less undistributed net loss of subsidiaries	(90,330)		64,433		(221,030)
Income/(loss) before equity in undistributed net income of subsidiaries	62,571		66,763		271,231
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	(2,335)		4,396		4,201
Stock-based compensation expense	16,201		12,996		6,797
Net (increase)/decrease in interest receivable and other assets	(14,945)		(12,999)		26,439
Net (decrease)/increase in interest payable and other liabilities	1,599		(7,993)		155
Total adjustments	520		(3,600)		37,592
Net cash provided/(used) by operating activities	63,091		63,163		308,823
Securities:
Sales and prepayments	512		699		20
Purchases	(180)		(149)		(410)
Premises and equipment:
Purchases	(225)		0		0
Decrease/(increase) in interest-bearing cash	85,000		(52,104)		48,103
Return on investment in subsidiary	0		2,170		49
Net cash provided/(used) by investing activities	85,107		(49,384)		47,762
Preferred Stock:
Repayment of preferred equity - CPP	0		0		(866,540)
Cash dividends	0		0		(47,780)
Common stock:
Repurchase of common stock warrants- CPP	0		(79,700)		0
Exercise of stock options	144		0		93
Proceeds from issuance of common stock	0		0		263,103
Cash dividends	(10,066)		(7,944)		0
Repurchase of shares	(133,757)		(45,111)		(1,345)
Term borrowings:
Proceeds from issuance of term borrowings	0		0		496,345
Repayment of term borrowings	0		(103,093)		0
Increase/(decrease) in short-term borrowings	(900)		23,300		1,000
Repayment of advance from subsidiary	0		(3,700)		0
Other	(14)		(2)		(1)
Net cash provided/(used) by financing activities	(144,593)		(216,250)		(155,125)
Net increase/(decrease) in cash and cash equivalents	3,605		(202,471)		201,460
Cash and cash equivalents at beginning of year	16,816		219,287		17,827
Cash and cash equivalents at end of year	20,421		16,816		219,287
Total interest paid	23,858		26,517		10,966
Total income taxes paid	$ 10,671		$ 4,998		$ 1,713

[1]	2012 and 2011 include $131.0 million and $44.0 million respectively, repurchased under the share repurchase program launched in fourth quarter 2011.